STOCK-BASED COMPENSATION EXPENSE - Narrative (Details) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) milestones $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	May 06, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares) | shares						42,802,865
Weighted average grant date fair value (in dollars per share) | $ / shares				$ 6.92	$ 0.75
Exercise of stock options (in shares) | shares			3,472,267	8,716,423	1,266
Exercises in period, intrinsic value			$ 51,800	$ 132,700
Vested in period, fair value				27,000	$ 4,300
Accelerated share-based compensation cost		$ 8,100
Stock-based compensation expense			$ 205,711	$ 137,991	$ 4,858
2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period			10 years
Minimum | 2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period			1 year
Maximum | 2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period			4 years
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares) | shares						4,000,000
Time-Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			3 years
Stock-based compensation expense	$ 500
Stock-based compensation, expense reversal	$ 16,500
Time-Based Restricted Stock Units | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			1 year
Performance-Based Restricted Stock Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			3 years
Market Based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				3 years
Number of award vesting milestones | milestones				3
Vesting threshold, consecutive trading days				20 days
Market Based RSUs | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price target (in dollars per share) | $ / shares				$ 25
Market Based RSUs | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price target (in dollars per share) | $ / shares				$ 55
Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			36 months